Long-Term Debt and Short-Term Borrowings - Long-Term Debt Maturities (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2017	Oct. 31, 2017	Jun. 30, 2017	Sep. 30, 2016
Debt instrument
Debt repurchases		$ 305
Loss on early debt extinguishment	$ 96
Fixed rate medium term notes repaid June 2017
Debt instrument
Principal amount			$ 650
Notes Due 2028
Debt instrument
Debt repurchases		110
Principal amount		$ 330
Interest rate, stated percentage (as a percent)		6.375%
Notes Due 2037
Debt instrument
Debt repurchases		$ 195
Principal amount		$ 750
Interest rate, stated percentage (as a percent)		5.70%
Fixed rate medium term notes repaid 2016
Debt instrument
Principal amount				$ 1,000